ORDINARY SHARES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Aug. 23, 2022
ORDINARY SHARES
Ordinary shares, shares authorized	800,000,000		800,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued	188,108,178		187,452,495
Repurchased shares	0	413,214
Aggregate amount repurchased		$ 0.3
Ordinary share
ORDINARY SHARES
Treasury stock exercise of share options and vesting of restricted share units	655,683	2,099,311
Treasury stock not in use and not outstanding	5,965,551	6,773,970
ADS
ORDINARY SHARES
Amount of stock repurchase			$ 40.0	$ 40.0
Repurchased shares		179,658